UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012
                                                   ------------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) /  / is a restatement.
                                 /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     American Beacon Advisors, Inc.
Address:  4151 Amon Carter Blvd., MD 2450
          Fort Worth, TX 76155

Form 13F File Number:   28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rosemary K. Behan
Title:   Vice President and General Counsel
Phone:   (817) 391-6170

Signature, Place, and Date of Signing:

   Rosemary K. Behan     Fort Worth, TX     November 14, 2012
  ------------------     --------------     ----------------
     [Signature]         [City, State]            [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
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Form 13F File Number          Name

28-01006          Barrow, Hanley, Mewhinney & Strauss, LLC
28-05620          Brandes Investment Partners, LP
28-02204          Brandywine Global Investment Management, LLC
28-05563          Bridgeway Capital Management, Inc.
28-11166          Calamos Advisors LLC
28-13367          Dean Capital Management, LLC
28-06700          Dreman Value Management, LLC
28-02540          Fox Asset Management LLC
28-03578          Franklin Advisers, Inc.
28-00000          GAM International Management Ltd.
28-04636          Holland Capital Management LLC
28-10068          Hotchkis and Wiley Capital Management LLC
28-10469          Lazard Asset Management LLC
28-13608          Lee Munder Capital Group, LLC
28-04968          Massachusetts Financial Services Company
28-11866          Morgan Stanley Investment Management Inc.
28-11411          Opus Capital Group, LLC
28-10952          Pacific Investment Management Company LLC
28-11296          PENN Capital Management Company, Inc.
28-03791          Pzena Investment Management, LLC
28-12115          Signia Capital Management LLC
28-11261          Stephens Investment Management Group, LLC
28-01074          Templeton Investment Counsel, LLC
28-00242          The Boston Company Asset Management, LLC
28-10665          The London Company
28-04884          The Renaissance Group LLC
28-03676          Winslow Capital Management, Inc.
28-11061          Zebra Capital Management, LLC
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              FORM 13F SUMMARY PAGE
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Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     5
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Form 13F Information Table Value Total:   $5,078
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                                        (thousands)

                                            FORM 13-F INFORMATION TABLE

COLUMN 1                    COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8

                            TITLE OF                VALUE      SHRS OR  SH/  PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS      CUSIP      (x$1000)    PRN AMT  PRN  CALL    DISCRETION    MANAGERS    SOLE  SHARED  NONE
--------------------------  --------  ---------  ---------   -------- ---- ----    -----------  ---------- ------------------------
DEX ONE CORP                COM       25212W100      13       10,761    SH            DEFINED                                10,761

E TRADE
FINANCIAL CORP              NOTE 8/3  269246AZ7      212      240,000   PRN           DEFINED                                240,000

GENERAL MOTORS CO           COM       37045V100      145      6,381     SH            DEFINED                                6,381

OMEGA HEALTHCARE INVESTORS  COM       681936100      4,705    207,000   SH            DEFINED                               207,000

SUPERMEDIA INC              COM       868447103      3         1,037    SH            DEFINED                                1,037


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